Intangible Assets	12 Months Ended
Dec. 31, 2020
Disclosure of intangible assets [text block] [Abstract]
INTANGIBLE ASSETS
9.	INTANGIBLE ASSETS

	Development Costs	Uniden License	E-Wave License	Total
Cost:
Balance at December 31, 2017	$5,396,776	$118,447	$1,340,741	$6,855,964
Additions	1,597,303	0	0	1,597,303
Translation adjustment	(379,427)	(9,349)	(105,822)	(494,598)
Balance at December 31, 2018	6,614,652	109,098	1,234,919	7,958,669
Additions	2,380,196	-	-	2,380,196
Translation adjustment	11,401	5,028	56,908	73,337
Balance at December 31, 2019	9,006,249	114,126	1,291,827	10,412,202
Additions	1,513,570	-	-	1,513,570
Foreign Exchange	20,658	2,417	27,356	50,431
Balance at December 31, 2020	$10,540,477	$116,543	$1,319,183	$11,976,203

Accumulated Amortization:
Balance at December 31, 2017	$781,188	$34,178	-	$815,366
Additions	198,485	15,947	335,185	549,617
Impairment	1,508,880	-		1,508,880
Translation Adjustment	(388,279)	992	(26,455)	(413,742)
Balance at December 31, 2018	2,100,274	51,117	308,730	2,460,121
Additions	716,712	20,589	316,898	1,054,199
Impairment	-	-	111,521	111,521
Translation Adjustment	293,820	2,749	20,288	316,857
Balance at December 31, 2019	3,110,806	74,455	757,437	3,942,698
Additions	872,717	20,365	257,175	1,150,257
Impairment	293,000	-	-	293,000
Foreign Exchange	6,859	2,640	31,631	41,130
Balance at December 31, 2020	$4,283,382	$97,460	$1,046,243	$5,427,085

Net Book Value:
Balance at December 31, 2018	$4,514,378	$57,981	$926,189	$5,498,548

Balance at December 31, 2019	$5,895,443	$39,671	$534,390	$6,469,504

Balance at December 31, 2020	$6,257,095	$19,083	$272,940	$6,549,118

Development Costs

Development costs are internally generated and are capitalized in accordance with the IAS 38, Intangible Assets. On an annual basis, the Company assesses capitalized development costs for indicators of impairment or when facts or circumstances suggest the carrying amount may exceed its recoverable amount.

The Company engaged a third-party valuator to determine the recoverable amount of the intangible assets, being the higher of fair value less cost to dispose (“FVLCD”) and Value In Use (“VIU”). Based on the results of their analysis using a a discount rate of 14.5% in 2020 and 16% in 2019, management determined that the recoverable amount was not equal to, or in excess to the carrying amount on two 4G products and therefore an impairment was taken on development costs in 2020 in the amount of $293,000 (2019 - $111,521 impairment on the E-Wave license), (2018-$1,508,880 full impairment of the 3G devices).

As part of the 2019 annual valuation process, the Company reduced the estimated useful lives of its 4G products from 7 years to 5-6 years and reduced the useful life of its 3G products from 11 years to five years. In 2020, the Company reduced the estimated useful lives of its 4G products from 5-6 years to 4 years. Its 3G products were fully amortized at the end of 2020 and therefore no change in estimated useful life was required. The change in the estimated useful lives of these development costs is considered to be a change in estimate and applied prospectively. As follows:

Intangible Asset	Useful Economic Life 2020	Useful Economic Life 2019	Useful Economic Life 2018	Amortization Method
4G Devices	4 years	5 - 6 years	7 years	Straight line
3G Devices	5 years	5 years	11 years	Straight line

During the year ended December 31, 2020 the Company incurred $580,236 (2019 - $757,404) in product development costs which did not satisfy the criteria for capitalization and were recorded in profit and loss. The product development costs which did not satisfy the criteria for capitalization and were recorded in profit and loss were for the following product in 2020- UR5 $580,236 (2019- UR-7 $215,000, CP-100 $76,000 and UR-5 $466,000), 2018-$0.

Uniden License

During 2016, the Company acquired a license agreement from Uniden America Corporation (“Uniden”).  The agreement provides for the Company to use the trademark “Uniden”, along with associated designs and trade dress to distribute, market and sell its cellular signal booster and accessories during its term.  The agreement has been renewed up to December 31, 2022 and is subject to certain minimum royalties.  The license agreement is amortized on a straight-line basis over its five-year term and will be fully amortized by December 31, 2021. Based on the valuation report, the Company has determined that there is no impairment in the year ended December 31, 2021.

E-Wave License

On October 1, 2017, the Company acquired a license from E-Wave mobile Ltd. (the “E-Wave License”). The license agreement is recoded at cost and is amortized on a straight-line basis over its estimated useful life of four-year term and will be fully amortized by December 31, 2021.

On an annual basis, the Company assesses its E-Wave License for indicators of impairment or when facts or circumstances suggest the carrying amount may exceed its recoverable amount. Indicators of impairment relating to the E-Wave License included a decline in demand for the products in the exclusive license agreement. In 2019, an impairment loss of $111,521 was recorded and none was recorded in 2020.

The Company engaged a third-party valuator to determine the recoverable amount of the E-Wave License, which was completed using VIU.

VIU is an estimate that involves (a) estimating the future cash inflows and the outflows to be derived from continuing use of the asset and from its ultimate disposal and (b) applying the appropriate pre-tax discount rate to those future cash flows after considering and reflecting elements outlined in IAS 36.30, Calculation of VIU.

The key assumptions used in the calculation of the recoverable amount include forecasting the next twelve months:

i)	Revenues; and

ii)	Normalized Operating Expenses;

VIU is determined with reference to risk adjusted cash flows and a discount rate of 26% based on individual characteristics of the Company’s CGU, the risk-free rate of return and other economic and operating factors.

The result is that the carrying amount of intangible assets relating to the E-Wave License exceeded their recoverable amount and as a result the Company recorded an impairment charge in 2019 in the amount of $111,521 and $NIL in 2020.